UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment  [  ];  Amendment Number:

This Amendment:   [  ]  is a restatement.
                  [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             JBT CAPITAL INC.
Address:          900 Third Avenue, 11th Floor
                  Suite 1103
                  New York, NY 10022

Form 13F File Number:  028-05205

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Bin Bulsara
Title:                              CFO
Phone:                              212-750-9029

Signature, Place, and Date of Signing:

Bin Bulsara                         New York, NY              08/07/02
--------------                      ----------------          ----------
Signature                           City, State               Date


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              9

Form 13F Information Table Value Total:              $72,696

List of Other Included Managers:                     None


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                                                           FORM 13F-HR

                                                     QUARTER ENDING 06/30/02
               COLUMN 1                 COLUMN 2   COLUMN 3    COLUMN 4   COLIMN 5               COLUMN 6    COL 7      COLUMN 8
               --------                 --------   --------   ---------- ----------              --------    -----      --------
                                         TITLE       CUSIP     VALUE       SHRS/     SH/  PUT/  INV. DISCR  OTHER    VOT AUTHOR.
            NAME OF ISSUER              OF CLASS    NUMBER     (x$1000)   PRN AMT   PRN   CALL  SOLE  SHRD   MGR    SOLE  SHRD  NONE
------------------------------------------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS                      COMMON     71366Q-10-1      491    1637400   SH            X                   X
CSG SYSTEMS INT'L                      COMMON     126349-10-9      191      10000   SH            X                   X
INTEGRATED CIRCUIT SYSTEMS             COMMON     45811K-20-8      202      10000   SH            X                   X
MC DATA CORP CL B                      COMMON     580031-10-2       89      10000   SH            X                   X
CALL CALPINE JUL 10                    OPTION     131347-GA-D        9        877   SH    CALL    X                   X
CALL TYCO JUL 17.5                     OPTION     902124-GB-F       30        744   SH    CALL    X                   X
INTERMEDIA COMMUNICATIONS PFD 13.5%    PREFERRED  458801-40-4      157        420   SH            X                   X
LUCENT TECHNOLOGY PFD                  PREFERRED  549462-20-8     1568       2412   SH            X                   X
US TREASURY BILL                                  912795-KR-1    69960   70000000   SH            X                   X
   Mature 07-11-02                                                                                X                   X
                                                                 72696


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